Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MERGER FUND
Central Index Key	0000701804
Amendment Flag	false
Document Creation Date	Jul. 08, 2013
Document Effective Date	Jul. 31, 2013
Prospectus Date	Jul. 08, 2013
The Merger Fund | The Merger Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	MERIX